                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   JUNE 30, 2005

Check here if Amendment [X];                     Amendment Number: ----------

This Amendment (Check only one.):                [_] is a restatement.
                                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                                            CITADEL LIMITED PARTNERSHIP
Address:                                         131 SOUTH DEARBORN
                                                 CHICAGO, IL 60603

13F File Number:                                 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                            GERALD A. BEESON
Title:                                           CHIEF FINANCIAL OFFICER
Phone:                                           (312) 395-3121

Signature, Place, and Date of Signing:

   /s/ GERALD A. BEESON
 ------------------------     CHICAGO, ILLINOIS             08/11/2006
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                            42

Form 13F Information Table Value Total:                  $2,341,596 (thousands)

List of Other Included Managers:

NONE

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Page 1 of 3

                                   FORM 13F
             Name of Reporting Manager Citadel Limited Partnership

                                                                                                      Item 6:
                                                                                               Investment Discretion
                                                                                          --------------------------------
                                                                                Item 5:
                                                        Item 3:     Item 4:    Shares of           (b) Shared
Item 1:                                    Item 2:       CUSIP    Fair Market  Principal           As Defined  (c) Shared-
Name of Issuer                          Title of Class  Number       Value      Amount    (a) Sole in Instr. V    Other
--------------                          -------------- --------- ------------- ---------- -------- ----------- -----------
ASK JEEVES INC CMN STK.................      Cmn       045174109     2,804,342     92,859    X
CATELLUS DEVELOPMENT COMMON STOCK......      Cmn       149113102     3,275,014     99,848    X
COMMERCIAL FEDERAL CMN STK.............      Cmn       201647104    38,656,557  1,147,760    X
CINERGY CORP CMN STK...................      Cmn       172474108    39,756,774    887,032    X
ELECTRONICS BOUTIQUE HLDGS CMN STOCK...      Cmn       286045109     6,176,117     97,277    X
GUIDANT CORP CMN STOCK.................      Cmn       401698105   144,637,728  2,149,149    X
HIBERNIA CORP CL 'A' CMN STOCK.........      Cmn       428656102   107,428,313  3,237,743    X
INTEGRATED CIRCUIT SYSTEMS CMN STK.....      Cmn       45811K208    23,900,460  1,157,968    X
MBNA CORP..............................      Cmn       55262L100   318,948,449 12,192,219    X
MACROMEDIA INC CMN STK.................      Cmn       556100105   100,209,400  2,621,910    X
MCI INC COMMON STOCK WHEN ISSUE........      Cmn       552691107   372,793,200 14,499,930    X
NEIMAN MARCUS GROUPS INC CL-A CMN STOCK      Cmn       640204202       342,321      3,532    X
NEIMAN MARCUS GROUP- CL B CMN STK......      Cmn       640204301     4,902,690     50,700    X
NEXTEL COMMUNICATIONS INC..............      Cmn       65332V103   378,952,132 11,728,633    X
PREMCOR INC............................      Cmn       74045Q104    75,022,017  1,011,351    X
   COLUMN TOTALS.......................                          1,617,805,514


                                                            (SEC USE ONLY)
                                                               Item 8:
                                          Item 7:     Voting Authority (Shares)
Item 1:                                   Managers   ----------------------------
Name of Issuer                          See Instr. V (a) Sole (b) Shared (c) None
--------------                          ------------ -------- ---------- --------
ASK JEEVES INC CMN STK.................     n/a         X
CATELLUS DEVELOPMENT COMMON STOCK......     n/a         X
COMMERCIAL FEDERAL CMN STK.............     n/a         X
CINERGY CORP CMN STK...................     n/a         X
ELECTRONICS BOUTIQUE HLDGS CMN STOCK...     n/a         X
GUIDANT CORP CMN STOCK.................     n/a         X
HIBERNIA CORP CL 'A' CMN STOCK.........     n/a         X
INTEGRATED CIRCUIT SYSTEMS CMN STK.....     n/a         X
MBNA CORP..............................     n/a         X
MACROMEDIA INC CMN STK.................     n/a         X
MCI INC COMMON STOCK WHEN ISSUE........     n/a         X
NEIMAN MARCUS GROUPS INC CL-A CMN STOCK     n/a         X
NEIMAN MARCUS GROUP- CL B CMN STK......     n/a         X
NEXTEL COMMUNICATIONS INC..............     n/a         X
PREMCOR INC............................     n/a         X
   COLUMN TOTALS.......................

                                   FORM 13F
             Name of Reporting Manager Citadel Limited Partnership

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                                     --------------------------------
                                                                            Item 5:
                                                      Item 3:    Item 4:   Shares of          (b) Shared
Item 1:                                  Item 2:       CUSIP   Fair Market Principal          As Defined  (c) Shared-
Name of Issuer                        Title of Class  Number      Value     Amount   (a) Sole in Instr. V    Other
--------------                        -------------- --------- ----------- --------- -------- ----------- -----------
PUBLIC SVC ENTERPRISES...............      Cmn       744573106  10,367,742   170,466    X
RENAL CARE GROUP INC CMN STOCK.......      Cmn       759930100 127,633,935 2,768,632    X
SUNGARD DATA SYSTEMS CMN STOCK.......      Cmn       867363103 174,114,677 4,950,659    X
SPECTRASITE INC COMMON STOCK.........      Cmn       84761M104   9,060,364   121,730    X
STORAGE TECHNOLOGY COMMON STOCK......      Cmn       862111200  15,724,022   433,288    X
SYMANTEC CORP CMN STK................      Cmn       871503108  14,871,964   684,083    X
UNOCAL CORP COMMON STOCK.............      Cmn       915289102 169,070,349 2,599,083    X
WESTERN WIRELESS CORP., CLASS A......      Cmn       95988E208 163,543,136 3,866,268    X
NXTL 7.5 STRIKE AMER CALL 01/21/2006.    Opt (Put)   65332V103     238,560        96    X
NXTL 17.5 STRIKE AMER CALL 01/21/2006    Opt (Put)   65332V103     367,220       244    X
G 25.0 STRIKE AMER CALL 01/21/2006...    Opt (Put)   375766102     305,030       118    X
G 35.0 STRIKE AMER CALL 01/21/2006...    Opt (Put)   375766102     487,730       302    X
GDT 70.0 STRIKE AMER CALL 08/20/2005.    Opt (Put)   401698105   1,798,720     9,344    X
GDT 65.0 STRIKE AMER PUT 08/20/2005..   Opt (Call)   401698105     254,600     1,072    X
   COLUMN TOTALS.....................                          687,838,050

                                                          (SEC USE ONLY)
                                                   ----------------------------
                                                             Item 8:
                                        Item 7:     Voting Authority (Shares)
Item 1:                                 Managers   ----------------------------
Name of Issuer                        See Instr. V (a) Sole (b) Shared (c) None
--------------                        ------------ -------- ---------- --------
PUBLIC SVC ENTERPRISES...............     n/a         X
RENAL CARE GROUP INC CMN STOCK.......     n/a         X
SUNGARD DATA SYSTEMS CMN STOCK.......     n/a         X
SPECTRASITE INC COMMON STOCK.........     n/a         X
STORAGE TECHNOLOGY COMMON STOCK......     n/a         X
SYMANTEC CORP CMN STK................     n/a         X
UNOCAL CORP COMMON STOCK.............     n/a         X
WESTERN WIRELESS CORP., CLASS A......     n/a         X
NXTL 7.5 STRIKE AMER CALL 01/21/2006.     n/a        n/a
NXTL 17.5 STRIKE AMER CALL 01/21/2006     n/a        n/a
G 25.0 STRIKE AMER CALL 01/21/2006...     n/a        n/a
G 35.0 STRIKE AMER CALL 01/21/2006...     n/a        n/a
GDT 70.0 STRIKE AMER CALL 08/20/2005.     n/a        n/a
GDT 65.0 STRIKE AMER PUT 08/20/2005..     n/a        n/a
   COLUMN TOTALS.....................                n/a

                                   FORM 13F
             Name of Reporting Manager Citadel Limited Partnership


                                                                                                             Item 6:
                                                                                                      Investment Discretion
                                                                                                 --------------------------------
                                                                                        Item 5:
                                                                Item 3:     Item 4:    Shares of          (b) Shared
Item 1:                                            Item 2:       CUSIP    Fair Market  Principal          As Defined  (c) Shared-
Name of Issuer                                  Title of Class  Number       Value      Amount   (a) Sole in Instr. V    Other
--------------                                  -------------- --------- ------------- --------- -------- ----------- -----------
MCIP 25.0 STRIKE AMER CALL 09/17/2005..........   Opt (Put)    552691107       548,680   5,104      X
MCIP 22.5 STRIKE AMER CALL 09/17/2005..........   Opt (Put)    552691107       330,980     988      X
PEG 45.0 STRIKE AMER CALL 01/21/2006...........   Opt (Put)    744573106     1,620,000   1,000      X
UCL 30.0 STRIKE AMER CALL 01/21/2006...........   Opt (Put)    915289102       220,500      63      X
UCL 45.0 STRIKE AMER CALL 01/21/2006...........   Opt (Put)    915289102       352,625     175      X
UCL 50.0 STRIKE AMER CALL 01/21/2006...........   Opt (Put)    915289102       201,495     133      X
UCL 40.0 STRIKE AMER CALL 07/16/2005...........   Opt (Put)    915289102       267,500     107      X
UCL 47.5 STRIKE AMER CALL 07/16/2005...........   Opt (Put)    915289102       560,000     320      X
UCL 47.5 STRIKE AMER CALL 10/22/2005...........   Opt (Put)    915289102       254,880     144      X
UCL 60.0 STRIKE AMER PUT 10/22/2005............   Opt (Call)   915289102       487,800   5,420      X
UCL 50.0 STRIKE AMER CALL 01/20/2007...........   Opt (Put)    915289102       371,645     239      X
NXTL 15.0 STRIKE AMER CALL 01/20/2007..........   Opt (Put)    65332V103       349,050     195      X
ASK JEEVES, INC. 0% CB DUE 6/1/2008 -REGISTERED      Bond      045174AB5    30,387,270  16,910      X
   COLUMN TOTALS...............................                             35,952,425
   LONG MARKET VALUE...........................                          2,341,595,989

                                                                    (SEC USE ONLY)
                                                                       Item 8:
                                                              Voting Authority (Shares)
                                                             ----------------------------

                                                  Item 7:
Item 1:                                           Managers
Name of Issuer                                  See Instr. V (a) Sole (b) Shared (c) None
--------------                                  ------------ -------- ---------- --------
MCIP 25.0 STRIKE AMER CALL 09/17/2005..........     n/a        n/a
MCIP 22.5 STRIKE AMER CALL 09/17/2005..........     n/a        n/a
PEG 45.0 STRIKE AMER CALL 01/21/2006...........     n/a        n/a
UCL 30.0 STRIKE AMER CALL 01/21/2006...........     n/a        n/a
UCL 45.0 STRIKE AMER CALL 01/21/2006...........     n/a        n/a
UCL 50.0 STRIKE AMER CALL 01/21/2006...........     n/a        n/a
UCL 40.0 STRIKE AMER CALL 07/16/2005...........     n/a        n/a
UCL 47.5 STRIKE AMER CALL 07/16/2005...........     n/a        n/a
UCL 47.5 STRIKE AMER CALL 10/22/2005...........     n/a        n/a
UCL 60.0 STRIKE AMER PUT 10/22/2005............     n/a        n/a
UCL 50.0 STRIKE AMER CALL 01/20/2007...........     n/a        n/a
NXTL 15.0 STRIKE AMER CALL 01/20/2007..........     n/a        n/a
ASK JEEVES, INC. 0% CB DUE 6/1/2008 -REGISTERED     n/a        n/a
   COLUMN TOTALS...............................
   LONG MARKET VALUE...........................